SUBSEQUENT EVENTS (FY) (Details) - USD ($)			1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 12, 2019	Mar. 07, 2019	Aug. 31, 2019	Aug. 12, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 25, 2019	Aug. 26, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2018	Feb. 01, 2018
Subsequent Event [Line Items]
Proceeds from issuance of common stock and investor deposits											$ 26,340,968	$ 24,551,789	$ 44,223,885	$ 62,555,554
Dividends Amount Per Share Per Day								$ 0.00188113					$ 0.00188113
Repurchases of common stock													$ (8,688,479)	(2,472,571)
Dividends								$ 748,674	$ 2,605,268	$ 1,864,493	$ 4,993,962	$ 4,037,688	$ 8,281,817	3,800,625
Maximum Borrowing Capacity																		$ 10,000,000
Subsequent Event
Subsequent Event [Line Items]
Dividends Amount Per Share Per Day					$ 0.00192740	$ 0.00209375	$ 0.00189113		$ 0.00192740		$ 0.00192740				$ 0.00189113	$ 0.00189113	$ 0.00192740	$ 0.00192740
Redemption of common stock ( In shares)					(41,100)	(124,258)	(59,431)
Repurchases of common stock					$ (408,661)	$ (1,236,669)	$ (599,916)
Dividends						$ 795,959	771,806
Common Class C | Subsequent Event
Subsequent Event [Line Items]
Common Stock, Shares, Issued (In Shares)						14,976,828
Proceeds from issuance of common stock and investor deposits						$ 150,121,913
Redemption of common stock ( In shares)			(178,005)	(82,525)
Repurchases of common stock			$ (1,769,216)	$ (822,829)
Common Class S | Subsequent Event
Subsequent Event [Line Items]
Common Stock, Shares, Issued (In Shares)						113,312
Proceeds from issuance of common stock and investor deposits						$ 1,149,162
Distribution Reinvestment Plan
Subsequent Event [Line Items]
Dividends								$ 571,882
Distribution Reinvestment Plan | Subsequent Event
Subsequent Event [Line Items]
Dividends						$ 605,275	$ 587,707
Distribution Reinvestment Plan | Common Class C | Subsequent Event
Subsequent Event [Line Items]
Common Stock, Shares, Issued (In Shares)						1,017,841
Proceeds from issuance of common stock and investor deposits						$ 10,225,876
Distribution Reinvestment Plan | Common Class S | Subsequent Event
Subsequent Event [Line Items]
Common Stock, Shares, Issued (In Shares)						318
Proceeds from issuance of common stock and investor deposits						$ 3,210
24 Hour Fitness
Subsequent Event [Line Items]
Effective Interest Rate ( as a percent)								6.56%					6.56%
24 Hour Fitness | Subsequent Event
Subsequent Event [Line Items]
Face value		$ 6,350,000
Debt Instrument, Interest Rate, Stated Percentage		4.64%
Debt Instrument, Fee Amount		$ 63,500
Debt Instrument, Term		11 years
Texas Health
Subsequent Event [Line Items]
Effective Interest Rate ( as a percent)								6.56%	6.56%		6.56%		6.56%
Texas Health | Subsequent Event
Subsequent Event [Line Items]
Repayments of Debt	$ 4,842,500
Mortgages
Subsequent Event [Line Items]
Face value								$ 125,022,937					$ 125,022,937	$ 62,228,409
Mortgages | 24 Hour Fitness | Subsequent Event
Subsequent Event [Line Items]
Face value		$ 6,350,000
Unsecured Credit Facility | New Credit Facility
Subsequent Event [Line Items]
Maximum Borrowing Capacity																			$ 9,000,000	$ 9,000,000